UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23785

VOLATILITY SHARES TRUST

(Exact name of registrant as specified in charter)

2000 PGA Blvd

Suite 4440

Palm Beach Gardens, Florida 33408
(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, New Castle County, Delaware 19808
(Name and address of agent for service)

(866) 261-0273

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Explanatory Note:

The Registrant is filing this Form N-CSR/A to amend the Form N-CSR for the period ended February 28, 2025, originally filed with the Securities and Exchange Commission on May 8th, 2025 to include a corrected ‘Costs paid as a percentage of a $10,000 investment’ (the “Filing Detail”) for 2x Ether ETF’s Tailored Shareholder Report.

All Items contained in the Registrant’s Form N-CSR filing on May 8th, 2025 (SEC Accession Number 0001133228-25-005415) are incorporated by reference into this Form N-CSR/A.

https://www.sec.gov/ix?doc=/Archives/edgar/data/0001884021/000113322825005415/vsa-efp15475_ncsr.htm

Other than the Filing Detail, no other information or disclosures contained in the Registrant’s Form N-CSR filed on May 8th, 2025 are being amended by this Form N-CSR/A.

Item 1. Reports to Stockholders.

(a)

2x Bitcoin Strategy ETF (Consolidated)
BITX (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | February 28,2025
This annual shareholder report contains important information about the 2x Bitcoin Strategy ETF (Consolidated) for the period of March 1, 2024, to February 28,2025. You can find additional information about the Fund at https://www.volatilityshares.com/bitx. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Bitcoin Strategy ETF (Consolidated)	$239	2.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Bitcoin Strategy ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of bitcoin. The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin futures contracts. Bitcoin returns were driven by factors such as expectation of interest rate cuts in the United States, growing institutional adoption, and anticipation of an evolving regulatory environment. For the fiscal year ending February 28, 2025, the Fund had a total return of 3.74%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/26/2023)
2x Bitcoin Strategy ETF (Consolidated) NAV	3.74	93.93
S&P 500 TR	18.41	22.68
Visit https://www.volatilityshares.com/bitx for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2x Bitcoin Strategy ETF (Consolidated)	PAGE 1	TSR-AR-92864M301

KEY FUND STATISTICS (as of February 28,2025)

Net Assets	$2,248,927,266
Number of Holdings	4
Net Advisory Fee	$38,166,489
Portfolio Turnover	0%
Visit https://www.volatilityshares.com/bitx for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28,2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
CME Bitcoin Futures Apr2025	180.0%
CME Bitcoin Futures Mar2025	20.0%
Reverse Repurchase Agreements	-232.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since February 29, 2024. Effective on or about April 8, 2024, the Fund’s Investment Objective changed to “The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of bitcoin. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.” Effective on or about September 16, 2024, the Fund terminated Penserra Capital Management LLC as Sub-Adviser, and named Stuart Barton, Charles Lowery, and Anand Desai as the Fund’s new Portfolio Managers.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/bitx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Bitcoin Strategy ETF (Consolidated)	PAGE 2	TSR-AR-92864M301

2x Corn ETF (Consolidated)
CORX (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | February 28,2025
This annual shareholder report contains important information about the 2x Corn ETF (Consolidated) for the period of December 4, 2024, to February 28,2025. You can find additional information about the Fund at https://www.volatilityshares.com/corx. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Corn ETF (Consolidated)	$46	1.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Corn ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the return of the price of corn for future delivery for a single day. The fund seeks to achieve its investment objective primarily through managed exposure to corn futures contracts. Corn returns were driven by factors such as tightening supplies in the corn market and concerns over the United States’ tariff policies. For the fiscal year ending February 28, 2025, the Fund had a total return of 12.38%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/04/2025)
2x Corn ETF (Consolidated) NAV	12.38
S&P 500 TR	-1.87
Visit https://www.volatilityshares.com/corx for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2x Corn ETF (Consolidated)	PAGE 1	TSR-AR-92864M509

KEY FUND STATISTICS (as of February 28,2025)

Net Assets	$1,676,775
Number of Holdings	2
Net Advisory Fee	$7,716
Portfolio Turnover	0%
Visit https://www.volatilityshares.com/corx for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28,2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
Corn Futures May25	200.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/corx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Corn ETF (Consolidated)	PAGE 2	TSR-AR-92864M509

2x Ether ETF (Consolidated)
ETHU (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | February 28,2025
This annual shareholder report contains important information about the 2x Ether ETF (Consolidated) for the period of June 3, 2024, to February 28,2025. You can find additional information about the Fund at https://www.volatilityshares.com/ethu. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Ether ETF (Consolidated)	$77	1.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Ether ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ether. The fund seeks to achieve its investment objective primarily through managed exposure to ether futures contracts. Ether returns were driven by factors such as expectation of interest rate cuts in the United States, growing institutional adoption, anticipation of an evolving regulatory environment, and increased competition from other blockchains. For the fiscal year ending February 28, 2025, the Fund had a total return of -80.65%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/03/2025)
2x Ether ETF (Consolidated) NAV	-80.65
S&P 500 TR	13.81
Visit https://www.volatilityshares.com/ethu for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2x Ether ETF (Consolidated)	PAGE 1	TSR-AR-92864M400

KEY FUND STATISTICS (as of February 28,2025)

Net Assets	$609,412,763
Number of Holdings	4
Net Advisory Fee	$5,231,145
Portfolio Turnover	0%
Visit https://www.volatilityshares.com/ethu for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28,2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
CME Ether Futures Mar25	142.0%
CME Ether Futures Apr25	58.1%
Reverse Repurchase Agreements	-356.2%
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since June 3, 2024. Effective on or about September 16, 2024, the Fund terminated Penserra Capital Management LLC as Sub-Adviser, and named Stuart Barton, Charles Lowery, and Anand Desai as the Fund’s new Portfolio Managers.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/ethu.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Ether ETF (Consolidated)	PAGE 2	TSR-AR-92864M400

2x Wheat ETF (Consolidated)
WHTX (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | February 28,2025
This annual shareholder report contains important information about the 2x Wheat ETF (Consolidated) for the period of December 4, 2024, to February 28,2025. You can find additional information about the Fund at https://www.volatilityshares.com/whtx. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Wheat ETF (Consolidated)	$43	1.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Wheat ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the return of the price of wheat for future delivery for a single day. The fund seeks to achieve its investment objective primarily through managed exposure to wheat futures contracts. Wheat returns were driven by factors such as stable supplies in the wheat market and concerns over the United States’ tariff policies. For the fiscal year ending February 28, 2025, the Fund had a total return of -2.80%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/04/2025)
2x Wheat ETF (Consolidated) NAV	-2.80
S&P 500 TR	-1.87
Visit https://www.volatilityshares.com/whtx for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2x Wheat ETF (Consolidated)	PAGE 1	TSR-AR-92864M608

KEY FUND STATISTICS (as of February 28,2025)

Net Assets	$1,451,586
Number of Holdings	2
Net Advisory Fee	$6,662
Portfolio Turnover	0%
Visit https://www.volatilityshares.com/whtx for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28,2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
Wheat Futures May25	201.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/whtx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Wheat ETF (Consolidated)	PAGE 2	TSR-AR-92864M608

One+One Nasdaq-100® and Bitcoin ETF (Consolidated)
OOQB (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the One+One Nasdaq-100® and Bitcoin ETF (Consolidated) for the period of February 18, 2025, to February 28, 2025. You can find additional information about the Fund at https://www.volatilityshares.com/ooqb. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One+One Nasdaq-100® and Bitcoin ETF (Consolidated)	$2	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The One+One™ Nasdaq-100® and Bitcoin ETF (the “Fund”) seeks long-term capital appreciation by seeking to participate in 100% of the returns of the Nasdaq-100® Index plus 100% of the returns of bitcoin. The fund seeks to achieve its investment objective primarily through managed exposure to futures contracts. Returns were driven by factors such as concern over the United States’ tariff policies, inflation worries, growing market competition among blockchains, and increased market volatility. For the fiscal year ending February 28, 2025, the Fund had a total return of -16.96%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
One+One Nasdaq-100® and Bitcoin ETF (Consolidated) NAV	-16.96
S&P 500 TR	-2.82
Visit https://www.volatilityshares.com/ooqb for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
One+One Nasdaq-100® and Bitcoin ETF (Consolidated)	PAGE 1	TSR-AR-92864M848

KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,248,952
Number of Holdings	3
Net Advisory Fee	$267
Portfolio Turnover	0%
Visit https://www.volatilityshares.com/ooqb for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
Nasdaq-100 Micro E-Mini Futures Mar25	113.9%
CME Micro Bitcoin Futures Mar25	107.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/ooqb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
One+One Nasdaq-100® and Bitcoin ETF (Consolidated)	PAGE 2	TSR-AR-92864M848

One+One S&P 500® and Bitcoin ETF (Consolidated)
OOSB (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the One+One S&P 500® and Bitcoin ETF (Consolidated) for the period of February 18, 2025, to February 28, 2025. You can find additional information about the Fund at https://www.volatilityshares.com/oosb. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One+One S&P 500® and Bitcoin ETF (Consolidated)	$2	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The One+One™ S&P 500® and Bitcoin ETF (the “Fund”) seeks long-term capital appreciation by seeking to participate in 100% of the returns of the S&P 500® Index plus 100% of the returns of bitcoin. The fund seeks to achieve its investment objective primarily through managed exposure to futures contracts. Returns were driven by factors such as concern over the United States’ tariff policies, inflation worries, and increased market volatility. For the fiscal year ending February 28, 2025, the Fund had a total return of -13.99%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
One+One S&P 500® and Bitcoin ETF (Consolidated) NAV	-13.99
S&P 500 TR	-2.82
Visit https://www.volatilityshares.com/oosb for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
One+One S&P 500® and Bitcoin ETF (Consolidated)	PAGE 1	TSR-AR-92864M863

KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,290,991
Number of Holdings	3
Net Advisory Fee	$270
Portfolio Turnover	0%
Visit https://www.volatilityshares.com/oosb for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
S&P 500 Micro E-Mini Futures Mar25	113.2%
CME Micro Bitcoin Futures Mar25	103.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/oosb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
One+One S&P 500® and Bitcoin ETF (Consolidated)	PAGE 2	TSR-AR-92864M863

Volatility Premium Plus ETF (Consolidated)
ZVOL (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | February 28,2025
This annual shareholder report contains important information about the Volatility Premium Plus ETF (Consolidated) for the period of March 1, 2024, to February 28,2025. You can find additional information about the Fund at https://www.volatilityshares.com/zvol. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Volatility Premium Plus ETF (Consolidated)	$133	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Volatility Premium Plus ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the return of the S&P 500 VIX Mid-Term Futures Inverse Daily Index (the “Index). Index returns were driven by factors such as the CBOE Volatility Index (“VIX”) remaining in contango for most of the year, punctuated by several volatility spikes triggered by economic data and geopolitical developments. For the fiscal year ending February 28, 2025, the Fund had a total return of -2.90%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.  Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/17/2023)
Volatility Premium Plus ETF (Consolidated) NAV	-2.90	27.91
S&P 500 TR	18.41	23.07
Visit https://www.volatilityshares.com/zvol for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Volatility Premium Plus ETF (Consolidated)	PAGE 1	TSR-AR-92864M202

KEY FUND STATISTICS (as of February 28,2025)

Net Assets	$19,782,511
Number of Holdings	5
Net Advisory Fee	$168,991
Portfolio Turnover	0%
Visit https://www.volatilityshares.com/zvol for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28,2025)

Top 10 Issuers	(%)
Cash & Other	100.0%
CBOE VIX Futures Jun25	19.0%
CBOE VIX Futures Jul25	33.3%
CBOE VIX Futures Aug25	33.5%
CBOE VIX Futures Sep25	14.2%
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since February 29, 2024. Effective on or about September 16, 2024, the Fund terminated Penserra Capital Management LLC as Sub-Adviser, and named Stuart Barton, Charles Lowery, and Anand Desai as the Fund’s new Portfolio Managers. On or about November 22, 2024, the Fund changed its name and ticker to Volatility Premium Plus ETF and (ZVOL), respectively.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/zvol.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
Volatility Premium Plus ETF (Consolidated)	PAGE 2	TSR-AR-92864M202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Anthony Ward is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to services not covered within the other services. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2025	FYE 2/29/2025*
(a) Audit Fees	$91,000	$25,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$18,200	$5,000
(d) All Other Fees	$0	$0

*2x Corn ETF and 2x Wheat ETF commenced operations December 4, 2024. 2x Ether ETF commenced operations June 3, 2024. One+One Nasdaq-100 and Bitcoin ETF and One+One S&P 500 and Bitcoin ETF commenced operations February 18, 2025.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2025	FYE 2/29/2025*
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

*2x Corn ETF and 2x Wheat ETF commenced operations December 4, 2024. 2x Ether ETF commenced operations June 3, 2024. One+One Nasdaq-100 and Bitcoin ETF and One+One S&P 500 and Bitcoin ETF commenced operations February 18, 2025.

All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2025	FYE 2/29/2025*
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

*2x Corn ETF and 2x Wheat ETF commenced operations December 4, 2024. 2x Ether ETF commenced operations June 3, 2024. One+One Nasdaq-100 and Bitcoin ETF and One+One S&P 500 and Bitcoin ETF commenced operations February 18, 2025.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Stephen Yu, Anthony Ward and Anthony Homsey.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

VOLATILITY SHARES TRUST
2x Bitcoin Strategy ETF (Consolidated)
2x Corn ETF (Consolidated)
2x Ether ETF (Consolidated)
2x Wheat ETF (Consolidated)
One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)
One+One™ S&P 500® and Bitcoin ETF (Consolidated)
Volatility Premium Plus ETF (Consolidated)
Core Financial Statements
February 28, 2025

2x Bitcoin Strategy ETF (Consolidated)
Schedule of Investments
February 28, 2025

	Shares	Value
SHORT-TERM INVESTMENTS - 43.3%
Money Market Funds - 43.3%
First American Government Obligations Fund, 4.29%(a)(b)	973,747,003	$973,747,003
TOTAL SHORT-TERM INVESTMENTS (Cost $973,747,003)		973,747,003
TOTAL INVESTMENTS - 43.3% (Cost $973,747,003)		$973,747,003
Other Assets in Excess of Liabilities - 56.7%(c)		1,275,180,263
TOTAL NET ASSETS - 100.0%		$2,248,927,266

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Includes cash of $1,866,419,947 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

1

2x Bitcoin Strategy ETF (Consolidated)
Schedule of FUTURES CONTRACTS
February 28, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME Bitcoin Futures Mar 25	9,565	03/28/2025	$4,048,386,250	$(638,619,888)
CME Bitcoin Futures Apr 25	1,057	04/25/2025	450,651,950	2,190,385
Net Unrealized Appreciation (Depreciation)				$(636,429,503)

Schedule of Reverse Repurchase Agreements
February 28, 2025

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.87%	2/25/2025	03/25/2025	$(5,231,190,143)	$(5,229,068,013)
				$(5,231,190,143)	$(5,229,068,013)

(a)
All or a portion of the fund’s investment in treasury bills has been pledged as collateral in connection with reverse repurchase agreements. At February 28, 2025, the value pledged was $5,286,891,333, which is reflected in receivable for investments sold on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

2

2x Corn ETF (Consolidated)
Schedule of Investments
February 28, 2025

	Shares	Value
SHORT-TERM INVESTMENTS - 95.3%
Money Market Funds - 95.3%
First American Government Obligations Fund - Class X, 4.29%(a)(b)	1,597,266	$1,597,266
TOTAL SHORT-TERM INVESTMENTS (Cost $1,597,266)		1,597,266
TOTAL INVESTMENTS - 95.3% (Cost $1,597,266)		$1,597,266
Other Assets in Excess of Liabilities - 4.7%(c)		79,509
TOTAL NET ASSETS - 100.0%		$1,676,775

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Includes cash of $318,166 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

3

2x Corn ETF (Consolidated)
Schedule of Futures Contracts
February 28, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Corn Futures May 25	143	05/14/2025	$3,356,925	$(241,530)
Net Unrealized Appreciation (Depreciation)				$(241,530)

The accompanying notes are an integral part of these financial statements.

4

2x Ether ETF (Consolidated)
Schedule of Investments
February 28, 2025

	Shares	Value
SHORT-TERM INVESTMENTS - 26.1%
Money Market Funds - 26.1%
First American Government Obligations Fund - Class X, 4.29%(a)(b)	159,226,384	$159,226,384
TOTAL SHORT-TERM INVESTMENTS (Cost $159,226,384)		159,226,384
TOTAL INVESTMENTS - 26.1% (Cost $159,226,384)		$159,226,384
Other Assets in Excess of Liabilities - 73.9%(c)		450,186,379
TOTAL NET ASSETS - 100.0%		$609,412,763

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Includes cash of $650,979,157 that is pledged as collateral for futures.
The accompanying notes are an integral part of these financial statements.

5

2x Ether ETF (Consolidated)
Schedule of Futures Contracts
February 28, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME Ether Futures Mar 25	7,751	03/28/2025	$865,399,150	$(211,418,087)
CME Ether Futures Apr 25	3,150	04/25/2025	354,060,000	(24,517,601)
Net Unrealized Appreciation (Depreciation)				$(235,935,688)

Schedule of Reverse Repurchase Agreements
February 28, 2025

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Fixed Income Clearing Corporation(a)	4.87%	2/25/2025	03/25/2025	$(2,171,437,418)	$(2,170,556,533)
				$(2,171,437,418)	$(2,170,556,533)

(a)
All or a portion of a the fund’s investment in treasury bills has been pledged as collateral in connection with reverse repurchase agreements. At February 28, 2025, the value pledged was $2,194,558,674, which is reflected in receivable for investments sold on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

6

2X WHEAT ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
February 28, 2025

	Shares	Value
SHORT-TERM INVESTMENTS - 89.1%
Money Market Funds - 89.1%
First American Government Obligations Fund - Class X, 4.29%(a)(b)	1,292,718	$1,292,718
TOTAL SHORT-TERM INVESTMENTS (Cost $1,292,718)		1,292,718
TOTAL INVESTMENTS - 89.1% (Cost $1,292,718)		$1,292,718
Other Assets in Excess of Liabilities - 10.9%(c)		158,868
TOTAL NET ASSETS - 100.0%		$1,451,586

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Includes cash of $350,156 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

7

2X WHEAT ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
February 28, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Wheat Futures May 25	105	05/14/2025	$2,917,688	$(193,545)
Net Unrealized Appreciation (Depreciation)				$(193,545)

The accompanying notes are an integral part of these financial statements.

8

ONE+ONE™ NASDAQ-100® AND BITCOIN ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
February 28, 2025

	Shares	Value
SHORT-TERM INVESTMENTS - 70.9%
Money Market Funds - 70.9%
First American Government Obligations Fund - Class X, 4.29%(a)(b)	885,288	$885,288
TOTAL SHORT-TERM INVESTMENTS (Cost $885,288)		885,288
TOTAL INVESTMENTS - 70.9% (Cost $885,288)		$885,288
Other Assets in Excess of Liabilities - 29.1%(c)		363,664
TOTAL NET ASSETS - 100.0%		$1,248,952

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Includes cash of $514,078 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

9

ONE+ONE™ NASDAQ-100® AND BITCOIN ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
February 28, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME Micro Bitcoin Futures Mar 25	158	03/28/2025	$1,337,470	$(62,091)
Nasdaq-100 Micro E-Mini Futures Mar 25	34	03/21/2025	1,422,526	(89,079)
Net Unrealized Appreciation (Depreciation)				$(151,170)

The accompanying notes are an integral part of these financial statements.

10

ONE+ONE™ S&P 500® AND BITCOIN ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
February 28, 2025

	Shares	Value
SHORT-TERM INVESTMENTS - 71.5%
Money Market Funds - 71.5%
First American Government Obligations Fund - Class X, 4.29%(a)(b)	922,776	$922,776
TOTAL SHORT-TERM INVESTMENTS (Cost $922,776)		922,776
TOTAL INVESTMENTS - 71.5% (Cost $922,776)		$922,776
Other Assets in Excess of Liabilities - 28.5%(c)		368,215
TOTAL NET ASSETS - 100.0%		$1,290,991

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Includes cash of $479,441 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

11

ONE+ONE™ S&P 500® AND BITCOIN ETF (CONSOLIDATED)
SCHEDULE OF FUTURES CONTRACTS
February 28, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME Micro Bitcoin Futures Mar 25	158	03/28/2025	$1,337,470	$(67,334)
S&P 500 Micro E-Mini Futures Mar 25	49	03/21/2025	1,460,996	(44,710)
Net Unrealized Appreciation (Depreciation)				$(112,044)

The accompanying notes are an integral part of these financial statements.

12

Volatility Premium Plus ETF (Consolidated)
Schedule of Investments
February 28, 2025

	Shares	Value
SHORT-TERM INVESTMENTS - 80.7%
Money Market Funds - 80.7%
First American Government Obligations Fund - Class X, 4.29%(a)(b)	15,958,806	$15,958,806
TOTAL SHORT-TERM INVESTMENTS (Cost $15,958,806)		15,958,806
TOTAL INVESTMENTS - 80.7% (Cost $15,958,806)		$15,958,806
Other Assets in Excess of Liabilities - 19.3%(c)		3,823,705
TOTAL NET ASSETS - 100.0%		$19,782,511

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Includes cash of $4,418,469 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

13

Volatility Premium Plus ETF (Consolidated)
Schedule of Futures Contracts
February 28, 2025

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CBOE VIX Futures Jun 25	(195)	06/18/2025	$3,756,968	$(139,441)
CBOE VIX Futures Jul 25	(336)	07/16/2025	6,591,211	(214,239)
CBOE VIX Futures Aug 25	(336)	08/20/2025	6,622,560	(256,102)
CBOE VIX Futures Sep 25	(141)	09/17/2025	2,808,452	(19,470)
Net Unrealized Appreciation (Depreciation)				$(629,252)

The accompanying notes are an integral part of these financial statements.

14

VOLATILITY SHARES TRUST
Statements of Assets and Liabilities
February 28, 2025

	2x Bitcoin Strategy ETF (Consolidated)	2x Corn ETF (Consolidated)	2x Ether ETF (Consolidated)	2x Wheat ETF (Consolidated)	One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)
ASSETS:
Investments, at value	$973,747,003	$1,597,266	$159,226,384	$1,292,718	$885,288
Receivable for investments sold	5,286,891,333	—	2,194,558,674	—	—
Deposit at broker for other investments	1,866,419,947	318,166	650,979,157	350,156	514,078
Interest receivable	3,646,392	5,625	962,783	4,609	1,023
Receivable for transaction fee	982	—	1,167	—	—
Receivable for fund shares sold	—	—	11,667,600	—	—
Variation margin on futures contracts	2,190,385	—	—	—	—
Total assets	8,132,896,042	1,921,057	3,017,395,765	1,647,483	1,400,389
LIABILITIES:
Reverse repurchase agreements	5,229,068,013	—	2,170,556,533	—	—
Payable for capital shares redeemed	9,819,350	—	—	—	—
Payable to adviser	4,339,395	2,752	609,897	2,352	267
Interest payable	2,122,130	—	880,884	—	—
Variation margin on futures contracts	638,619,888	241,530	235,935,688	193,545	151,170
Total liabilities	5,883,968,776	244,282	2,407,983,002	195,897	151,437
NET ASSETS	$2,248,927,266	$1,676,775	$609,412,763	$1,451,586	$1,248,952
Net Assets Consists of:
Paid-in capital	$1,998,095,774	$1,505,152	$609,503,233	$1,451,586	$1,337,283
Total distributable earnings/(accumulated losses)	250,831,492	171,623	(90,470)	—	(88,331)
Total net assets	$2,248,927,266	$1,676,775	$609,412,763	$1,451,586	$1,248,952
Net assets	$2,248,927,266	$1,676,775	$609,412,763	$1,451,586	$1,248,952
Shares issued and outstanding(a)	57,260,000	100,000	10,447,000(b)	100,000	100,000
Net asset value per share	$39.28	$16.77	$58.33(b)	$14.52	$12.49
Cost:
Investments, at cost	$973,747,003	$1,597,266	$159,226,384	$1,292,718	$885,288

(a)	Unlimited shares authorized without par value.
(b)	Adjusted to reflect a 1:20 reverse stock split occurring on April 9, 2025, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

15

VOLATILITY SHARES TRUST
Statements of Assets and Liabilities
February 28, 2025(Continued)

	One+One™ S&P 500® and Bitcoin ETF (Consolidated)	Volatility Premium Plus ETF (Consolidated)
ASSETS:
Investments, at value	$922,776	$15,958,806
Deposit at broker for other investments	479,441	4,418,469
Interest receivable	1,088	56,143
Total assets	1,403,305	20,433,418
LIABILITIES:
Variation margin on futures contracts	112,044	629,252
Payable to adviser	270	21,655
Total liabilities	112,314	650,907
NET ASSETS	$1,290,991	$19,782,511
Net Assets Consists of:
Paid-in capital	$1,334,894	$19,782,514
Total accumulated losses	(43,903)	(3)
Total net assets	$1,290,991	$19,782,511
Net assets	$1,290,991	$19,782,511
Shares issued and outstanding(a)	100,000	1,150,000
Net asset value per share	$12.91	$17.20
Cost:
Investments, at cost	$922,776	$15,958,806

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

16

VOLATILITY SHARES TRUST
Statements of Operations
For the Period Ended February 28, 2025

	2x Bitcoin Strategy ETF (Consolidated)	2x Corn ETF (Consolidated)(a)	2x Ether ETF (Consolidated)(b)	2x Wheat ETF (Consolidated)(a)	One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)(c)
INVESTMENT INCOME:
Dividend income	$3,056	$6	$660	$6	$—
Interest income	39,894,361	15,869	7,309,739	13,161	1,023
Other income	—	—	—	—	—
Total investment income	39,897,417	15,875	7,310,399	13,167	1,023
EXPENSES:
Investment advisory fee	38,166,489	7,716	5,231,145	6,662	267
Interest expense	10,352,256	—	2,270,818	—	—
Other expenses and fees	4,585	—	519	—	—
Total expenses	48,523,330	7,716	7,502,482	6,662	267
Expense reimbursement by Adviser	—	—	(2,573,158)	—	—
Net expenses	48,523,330	7,716	4,929,324	6,662	267
NET INVESTMENT INCOME/(LOSS)	(8,625,913)	8,159	2,381,075	6,505	756
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(38,574,805)	—	65	—	—
Written option contracts expired or closed	(357,168)	—	—	—	—
Futures contracts	1,008,261,004	420,932	(661,983,860)	145,395	(104,709)
Other investments	(13,454)	193	(95,035)	360	(75)
Net realized gain (loss)	969,315,577	421,125	(662,078,830)	145,755	(104,784)
Net change in unrealized appreciation (depreciation) on:
Future contracts	(701,170,478)	(241,530)	(235,935,688)	(193,545)	(151,170)
Net change in unrealized appreciation (depreciation)	(701,170,478)	(241,530)	(235,935,688)	(193,545)	(151,170)
Net realized and unrealized gain (loss)	268,145,099	179,595	(898,014,518)	(47,790)	(255,954)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$259,519,186	$187,754	$(895,633,443)	$(41,285)	$(255,198)

(a)	Commencement of operations was December 4, 2024.
(b)	Commencement of operations was June 3, 2024.
(c)	Commencement of operations was February 18, 2025.
The accompanying notes are an integral part of these financial statements.

17

VOLATILITY SHARES TRUST
Statements of Operations
For the Period Ended February 28, 2025(Continued)

	One+One™ S&P 500® and Bitcoin ETF (Consolidated)(a)	Volatility Premium Plus ETF (Consolidated)
INVESTMENT INCOME:
Dividend income	$—	$69
Interest income	1,088	412,416
Other income	—	50
Total investment income	1,088	412,535
EXPENSES:
Investment advisory fee	270	168,991
Total expenses	270	168,991
NET INVESTMENT INCOME	818	243,544
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(3)
Futures contracts	(98,922)	(618,835)
Other investments	(11)	—
Net realized gain (loss)	(98,933)	(618,838)
Net change in unrealized appreciation (depreciation) on:
Future contracts	(112,044)	(752,145)
Net change in unrealized appreciation (depreciation)	(112,044)	(752,145)
Net realized and unrealized gain (loss)	(210,977)	(1,370,983)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(210,159)	$(1,127,439)

(a)	Commencement of operations was February 18, 2025.
The accompanying notes are an integral part of these financial statements.

18

VOLATILITY SHARES TRUST
Statements of Changes in Net Assets

	2x Bitcoin Strategy ETF (Consolidated)		2x Corn ETF (Consolidated)	2x Ether ETF (Consolidated)
	Year Ended February 28, 2025	Period Ended February 29, 2024(a)	Period Ended February 28, 2025(b)	Period Ended February 28, 2025(c)
OPERATIONS:
Net investment income (loss)	$(8,625,913)	$63,689	$8,159	$2,381,075
Net realized gain (loss)	969,315,577	213,206,130	421,125	(662,078,830)
Net change in unrealized appreciation (depreciation)	(701,170,478)	64,740,975	(241,530)	(235,935,688)
Net increase (decrease) in net assets from operations	259,519,186	278,010,794	187,754	(895,633,443)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(286,698,488)	—	(16,130)	—
From return of capital	—	—	—	(3,696,659)
Total distributions to shareholders	(286,698,488)	—	(16,130)	(3,696,659)
CAPITAL TRANSACTIONS:
Subscriptions	3,095,459,024	313,090,150	1,505,000	1,575,365,303
Redemptions	(1,372,030,635)	(38,904,714)	—	(66,786,653)
ETF transaction fees (See Note 5)	446,749	35,200	151	164,215
Net increase (decrease) in net assets from capital transactions	1,723,875,138	274,220,636	1,505,151	1,508,742,865
NET INCREASE (DECREASE) IN NET ASSETS	1,696,695,836	552,231,430	1,676,775	609,412,763
NET ASSETS:
Beginning of the period	552,231,430	—	—	—
End of the period	$2,248,927,266	$552,231,430	$1,676,775	$609,412,763
SHARES TRANSACTIONS
Subscriptions	75,660,000	15,110,000	100,000	10,970,500(d)
Redemptions	(30,980,000)	(2,530,000)	—	(523,500)(d)
Total increase (decrease) in shares outstanding	44,680,000	12,580,000	100,000	10,447,000(d)

(a)	Commencement of operations was June 26, 2023.
(b)	Commencement of operations was December 4, 2024.
(c)	Commencement of operations was June 3, 2024.
(d)	Adjusted to reflect a 1:20 reverse stock split occurring on April 9, 2025, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

19

VOLATILITY SHARES TRUST
Statements of Changes in Net Assets(Continued)

	2x Wheat ETF (Consolidated)	One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)	One+One™ S&P 500® and Bitcoin ETF (Consolidated)
	Period Ended February 28, 2025(a)	Period Ended February 28, 2025(b)	Period Ended February 28, 2025(b)
OPERATIONS:
Net investment income (loss)	$6,505	$756	$818
Net realized gain (loss)	145,755	(104,784)	(98,933)
Net change in unrealized appreciation (depreciation)	(193,545)	(151,170)	(112,044)
Net increase (decrease) in net assets from operations	(41,285)	(255,198)	(210,159)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,844)	—	—
From return of capital	(9,436)	—	—
Total distributions to shareholders	(15,280)	—	—
CAPITAL TRANSACTIONS:
Subscriptions	1,508,000	1,504,000	1,501,000
ETF transaction fees (See Note 5)	151	150	150
Net increase (decrease) in net assets from capital transactions	1,508,151	1,504,150	1,501,150
NET INCREASE (DECREASE) IN NET ASSETS	1,451,586	1,248,952	1,290,991
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$1,451,586	$1,248,952	$1,290,991
SHARES TRANSACTIONS
Subscriptions	100,000	100,000	100,000
Total increase (decrease) in shares outstanding	100,000	100,000	100,000

(a)	Commencement of operations was December 4, 2024.
(b)	Commencement of operations was February 18, 2025.
The accompanying notes are an integral part of these financial statements.

20

VOLATILITY SHARES TRUST
Statements of Changes in Net Assets(Continued)

	Volatility Premium Plus ETF (Consolidated)
	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
OPERATIONS:
Net investment income (loss)	$243,544	$49,957
Net realized gain (loss)	(618,838)	925,801
Net change in unrealized appreciation (depreciation)	(752,145)	122,893
Net increase (decrease) in net assets from operations	(1,127,439)	1,098,651
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,071,756)	(221,043)
From return of capital	(2,653,044)	—
Total distributions to shareholders	(3,724,800)	(221,043)
CAPITAL TRANSACTIONS:
Subscriptions	22,196,965	14,196,501
Redemptions	(2,475,137)	(10,175,900)
ETF transaction fees (See Note 5)	7,401	7,312
Net increase (decrease) in net assets from capital transactions	19,729,229	4,027,913
NET INCREASE (DECREASE) IN NET ASSETS	14,876,990	4,905,521
NET ASSETS:
Beginning of the period	4,905,521	—
End of the period	$19,782,511	$4,905,521
SHARES TRANSACTIONS
Subscriptions	1,070,000	750,000
Redemptions	(130,000)	(540,000)
Total increase (decrease) in shares outstanding	940,000	210,000

(a)	Commencement of operations was April 17, 2023.
The accompanying notes are an integral part of these financial statements.

21

2x Bitcoin Strategy ETF (Consolidated)
Financial Highlights

	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$43.90	$15.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.18)	0.01
Net realized and unrealized gain (loss) on investments(c)	1.24	28.89
Total from investment operations	1.06	28.90
LESS DISTRIBUTIONS FROM:
Net investment income	(5.69)	—
Total distributions	(5.69)	—
ETF transaction fees per share	0.01	—
Net asset value, end of period	$39.28	$43.90
Total Return at Net Asset Value(d)	3.74%	192.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,248,927	$552,231
Ratio of expenses to average net assets(e)	2.35%	1.85%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.50%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	1.85%	1.85%
Ratio of net investment income (loss) to average net assets(e)	(0.42)%	0.09%
Portfolio turnover rate(d)	—%	—%

(a)	Commencement of operations was June 26, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

22

2x Corn ETF (Consolidated)
Financial Highlights

Period Ended February 28, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.05
INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain (loss) on investments(c)	1.80
Total from investment operations	1.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)
Total distributions	(0.16)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$16.77
Total Return at Net Asset Value(e)	12.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,677
Ratio of expenses to average net assets(f)	1.85%
Ratio of net investment income (loss) to average net assets(f)	1.96%
Portfolio turnover rate(e)	—%

(a)	Commencement of operations was December 4, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

23

2x Ether ETF (Consolidated)
Financial Highlights

Period Ended February 28, 2025(a)(f)
PER SHARE DATA:
Net asset value, beginning of period	$303.80
INVESTMENT OPERATIONS:
Net investment income(b)	0.84
Net realized and unrealized gain (loss) on investments(c)	(245.36)
Total from investment operations	(244.52)
LESS DISTRIBUTIONS FROM:
Return of capital	(1.01)
Total distributions	(1.01)
ETF transaction fees per share	0.06
Net asset value, end of period	$58.33
Total Return at Net Asset Value(d)	−80.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$609,413
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	2.65%
After expense reimbursement/recoupment(e)	1.74%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.80%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.94%
Ratio of net investment income (loss) to average net assets(e)	0.84%
Portfolio turnover rate(d)	—%

(a)	Commencement of operations was June 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Adjusted to reflect a 1:20 reverse stock split occurring on April 9, 2025, as if it occurred at the commencement of operations.
The accompanying notes are an integral part of these financial statements.

24

2x Wheat ETF (Consolidated)
Financial Highlights

Period Ended February 28, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.08
INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain (loss) on investments(c)	(0.48)
Total from investment operations	(0.41)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Return of capital	(0.09)
Total distributions	(0.15)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$14.52
Total Return at Net Asset Value(e)	−3.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,452
Ratio of expenses to average net assets(f)	1.85%
Ratio of net investment income (loss) to average net assets(f)	1.81%
Portfolio turnover rate(e)	—%

(a)	Commencement of operations was December 4, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

25

One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)
Financial Highlights

Period Ended February 28, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.04
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	(2.56)
Total from investment operations	(2.55)
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$12.49
Total Return at Net Asset Value(e)	−16.95
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,249
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	2.12%
Portfolio turnover rate(e)	—%

(a)	Commencement of operations was February 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

26

One+One™ S&P 500® and Bitcoin ETF (Consolidated)
Financial Highlights

Period Ended February 28, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.01
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	(2.11)
Total from investment operations	(2.10)
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$12.91
Total Return at Net Asset Value(e)	−13.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,291
Ratio of expenses to average net assets(f)	0.75%
Ratio of net investment income (loss) to average net assets(f)	2.28%
Portfolio turnover rate(e)	—%

(a)	Commencement of operations was February 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

27

Volatility Premium Plus ETF (Consolidated)
Financial Highlights

	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.36	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.39	0.23
Net realized and unrealized gain (loss) on investments(c)	(0.74)	9.22
Total from investment operations	(0.35)	9.45
LESS DISTRIBUTIONS FROM:
Net investment income	(1.67)	—
Return of capital	(4.15)	—
Total distributions	(5.82)	(1.09)
ETF transaction fees per share	0.01	—
Net asset value, end of period	$17.20	$23.36
Total Return at Net Asset Value(d)	−2.90%	63.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,783	$4,905
Ratio of expenses to average net assets(e)	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(e)	1.95%	1.29%
Portfolio turnover rate(d)	—%	—%

(a)	Commencement of operations was April 17, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

28

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025
1. ORGANIZATION
The Volatility Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on August 20, 2021 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has two separate series (each, a “Fund” and together the “Funds:
2x Bitcoin Strategy ETF (Consolidated)
2x Corn ETF (Consolidated)
2x Ether ETF (Consolidated)
2x Wheat ETF (Consolidated)
One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)
One+One™ S&P 500® and Bitcoin ETF (Consolidated)
Volatility Premium Plus ETF (Consolidated)
The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services-Investment Companies.
Volatility Shares LLC, (“Volatility”) a Delaware limited liability company, serves as the Trust’s adviser pursuant to an investment management agreement (the “Investment Advisory Agreement”) and is registered with the U.S. Securities and Exchange Commission. The Adviser was formed for the purpose of sponsoring volatility-linked exchange-traded funds.
The 2x Bitcoin Strategy ETF (Consolidated) or (“BITX”) is an actively managed ETF that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of bitcoin for a single day, not for any other period. BITX seeks to achieve its investment objective by investing its assets principally in cash settled bitcoin futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the Chicago Mercantile Exchange (“CME”) (“Bitcoin Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Futures Contracts (“Collateral Investments”). The Fund also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar securities and assets to those in which the Fund may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other Bitcoin-linked exchange traded investment products not registered under the 1940 Act (“Bitcoin-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, bitcoin, Bitcoin-Linked ETPs, Bitcoin Futures Contracts, or bitcoin-related indexes. The Fund does not invest directly in bitcoin. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Futures Contracts for a single day.
The 2x Corn ETF (Consolidated) or (“CORX”) is an actively managed ETF that seeks to provide daily investment results, before fees and expenses, that correspond to two times (2x) the return of corn for a single day, not for any other period. CORX seeks to achieve its investment objective primarily through managed exposure to corn futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the Chicago Mercantile Exchange (“CME”) (“Corn Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Corn Futures Contracts (“Collateral Investments”). The Fund also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar securities and assets to those in which the Fund may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other Corn-linked exchange traded investment products not registered under the 1940 Act (“Corn-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, corn, Corn-Linked ETPs, Corn Futures Contracts, or corn-related indexes. The Fund does not intend to take physical delivery of corn associated with the Corn Futures Contracts. Instead, the Fund seeks to benefit from increases in the price of Corn Futures Contracts for a single day.
The 2x Ether ETF (Consolidated) or (“ETHU”) is an actively managed ETF that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of ether for a single day, not for any other period. ETHU seeks to achieve its investment objective by investing its assets principally in cash-settled ether futures contracts

29

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the Chicago Mercantile Exchange (“CME) (“Ether Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Ether Futures Contracts (“Collateral Investments”). The Fund also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar securities and assets to those in which the Fund may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; and swap agreement transactions that reference Other Investment Companies, ether, Ether Futures Contracts, or ether-related indexes (together with Ether Futures Contracts, “Ether-Linked Investments”). The Fund does not invest directly in ether. Instead, the Fund seeks to benefit from increases in the price of Ether Futures Contracts, or ether-related indexes (together with Ether Futures Contracts, “Ether-Linked Investments”).
The 2x Wheat ETF (Consolidated) or (“WHTX”) is an actively managed ETF that seeks to provide daily investment results, before fees and expenses, that correspond to two times (2x) the return of wheat for a single day, not for any other period. WHTX seeks to achieve its investment objective primarily through managed exposure to wheat futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the Chicago Mercantile Exchange (“CME”)(“Wheat Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Wheat Futures Contracts (“Collateral Investments”). The Fund also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar securities and assets to those in which the Fund may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other Wheat-linked exchange traded investment products not registered under the 1940 Act (“Wheat-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, wheat, Wheat-Linked ETPs, Wheat Futures Contracts, or wheat-related indexes. The Fund does not intend to take physical delivery of wheat associated with the wheat Futures Contracts. Instead, the Fund seeks to benefit from increases in the price of Wheat Futures Contracts for a single day.
The One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated) or (“OOQB”) is an actively managed ETF which seeks to offer investors long-term capital growth. OOQB seeks to achieve its investment objective by investing in U.S.-listed futures contracts, pooled investment vehicles (such as other ETFs and other exchange-traded investment products not registered under the Investment Company Act of 1940 (the “1940 Act”)) (“Underlying Funds”), equities, and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments (“Collateral Investments”). The Fund also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar securities and assets to those in which the Fund may invest. (“Other Investment Companies”); shares of other Bitcoin-linked exchange traded investment products not registered under the 1940 Act (“Bitcoin-Linked ETPs”); and swap agreement transactions and option contracts that reference the Nasdaq-100 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the Nasdaq-100 or Bitcoin. The Fund seeks to participate in 100% of the returns of the Nasdaq-100® Index (the “Nasdaq-100”) plus 100% of the returns of bitcoin (“Bitcoin”) (“Target Exposures”).
The One+One™ S&P 500® and Bitcoin ETF (Consolidated) or (“OOSB”) is an actively managed ETF which seeks to offer investors long-term capital growth. OOSB seeks to achieve its investment objective by investing in U.S.-listed futures contracts, pooled investment vehicles (such as other ETFs and other exchange-traded investment products not registered under the Investment Company Act of 1940 (the “1940 Act”)) (“Underlying Funds”), equities, and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments (“Collateral Investments”). The Fund also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar securities and assets to those in which the Fund may invest. (“Other Investment Companies”); shares of other Bitcoin-linked exchange traded investment products not registered under the 1940 Act (“Bitcoin-Linked ETPs”); and swap agreement transactions and option contracts that reference the S&P-500 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P-500 or Bitcoin. The Fund seeks to participate in 100% of the returns of the S&P-500® Index (the “S&P-500”) plus 100% of the returns of bitcoin (“Bitcoin”) (“Target Exposures”).
The Volatility Premium Plus ETF (Consolidated) or (“ZVOL”), formerly known as -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated) or (“ZIVB”), is an actively managed exchange-traded fund (“ETF”) that seeks

30

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
daily investment results, before fees and expenses, that correspond to 1x the return of the S&P 500 VIX Mid-Term Futures Inverse Daily Index (the “ZIVB Index”) for a single day, not for any other period. ZIVB seeks to achieve its investment objective by investing its assets in futures contracts based on the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”) (“VIX Futures Contracts”), that comprise the ZIVB Index and other “Financial Instruments” (as defined below). The Fund will invest in VIX Futures Contracts via a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Under normal market conditions, the Subsidiary’s portfolio will comprise short positions on fourth-, fifth-, sixth- and seventh month VIX Futures Contracts that comprise the Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a)
Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the NYSE Arca (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQR Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQR Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities and swap contracts are fair valued as determined by the Volatility under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides a valuation that in the judgment of the Volatility does not represent fair value; or d) the Fund or Volatility believes the market price is stale.

Short-term investments are valued at amortized cost which approximates fair value for daily NAV purposes. For financial reporting purposes, short-term investments are valued at their market price using information provided by a third-party pricing service or market quotations. In each of these situations, valuations are typically categorized as Level I in the fair value hierarchy.
The Funds’ investments will be valued daily at market value or, in the absence of market value with respect to any investment, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services.
Futures contracts shall be valued by using readily available market quotations provided by a Pricing Service. Futures contracts are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then futures contracts shall be valued at the last traded price. Options traded on an exchange are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then options shall be valued at the mean price. Derivatives valued in Foreign currencies shall be translated to U.S. dollars using current exchange rates provided by a Pricing Service. Prices for other derivatives for which no exchange price is available will be provided by a Pricing Service, a Valuation Vendor or a broker quote.
In certain circumstances (e.g., if the Sponsor believes market quotations do not accurately reflect the fair value of a Fund’s investment, or a trading halt closes an exchange or market early), the Sponsor may, in its

31

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
sole discretion, choose to determine a fair value price as the basis for determining the market value of such investment for such day. Such fair value prices would generally be determined based on available inputs about the current value of the underlying VIX futures contract and would be based on principles that the Sponsor deems fair and equitable.
The Funds may use a variety of money market instruments. Money market instruments generally will be valued using market prices or at amortized cost.
Fair value pricing may require subjective determinations about the value of an investment. While the Funds’ policies are intended to result in a calculation of its respective Fund’s NAV that fairly reflects investment values as of the time of pricing, such Fund cannot ensure that fair values determined by the Sponsor or persons acting at their direction would accurately reflect the price that a Fund could obtain for an investment if it were to dispose of that investment as of the time of pricing (for instance, in a forced or distressed sale). The prices used by such Fund may differ from the value that would be realized if the investments were sold, and the differences could be material to the financial statements.
(b)
Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were invested in futures contracts as of the period ended February 28, 2025.

(c)
Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

(d)
Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

(e)
Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the Funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The Funds do not isolate that portion of realized or

32

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.
(f)
Basis for Consolidation – The 2x Bitcoin Strategy ETF Cayman Ltd., 2x Corn ETF Cayman Ltd., 2x Ether ETF Cayman Ltd., 2x Wheat ETF Cayman Ltd., NDX and Bitcoin ETF Cayman Ltd., SPX and Bitcoin ETF Cayman Ltd., and the -1x Short VIX Mid-Term Futures ETF Cayman Ltd., (together, the “Cayman Subsidiaries”), which are organized under the laws of the Cayman Islands, are wholly owned, and controlled by the Funds. The Cayman Subsidiaries act as an investment vehicle to facilitate entering into certain investments for the Funds, consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. As of February 28, 2025, the net assets of the Funds, by order of their appearance in Note 1 of the Notes to the Financial Statements, were $2,248,927,266, $1,676,775, $609,412,763, $1,451,586, $1,248,952, $1,290,991, and $19,782,511 of which $1,232,428,874, $(11,660), $415,838,734, $157,175, $253,613, $262,922, and $3,796,257, or approximately 55%, -1%, 68%, 11%, 20%, 20%, and 19%, represented the Funds ownership of all issued shares and voting rights of the Fund Subsidiaries. All intercompany balances, revenues and expenses have been eliminated in consolidation.

(g)
Risks of Investing Commodity-Linked Derivatives – The 2x Bitcoin Strategy ETF (Consolidated), the 2x Corn ETF (Consolidated), the 2x Ether ETF (Consolidated), the 2x Wheat ETF (Consolidated), the One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated), the One+One™ S&P 500® and Bitcoin ETF (Consolidated), and the Volatility Premium Plus ETF (Consolidated) through its investment in its respective subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. The Funds held commodity-linked derivatives during the period ended February 28, 2025.

(h)
Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

Investment transactions are recorded on the trade date. All such transactions are recorded on the identified cost basis and marked to market daily. Unrealized appreciation (depreciation) on open contracts is reflected in the Statements of Financial Condition and changes in the unrealized appreciation (depreciation) between periods are reflected in the Statements of Operations.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount, and is reflected as Interest Income in the Statement of Operations.

33

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
(i)
Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds. The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. No Funds paid this excise tax during the period ended February 28, 2025.

(j)
Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 6.

(k)
Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

(l)
Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

(m)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.
(n)
Recently adopted accounting pronouncements – In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU No. 2023-07 requires disclosures about significant segment expenses and additional interim disclosure requirements. This standard also requires a single reportable segment to provide all disclosures required by Accounting Standards Codification Topic 280. This standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The amendments should be applied retrospectively for all prior periods presented in the consolidated financial statements. We adopted this standard in our Annual Report on Form N-CSR for the year ending February 28, 2025.

34

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
3. RECLASSIFICATION OF CAPITAL ACCOUNTS
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended February 28, 2025, each fund recorded the following reclasses to the accounts listed below:

	Increase (Decrease)
	Accumulated Earnings (Deficit)	Paid In Capital
2x Bitcoin Strategy ETF (Consolidated)(a)	$—	$—
2x Corn ETF (Consolidated)(a)	(1)	1
2x Ether ETF (Consolidated)(b)	895,542,973	(895,542,973)
2x Wheat ETF (Consolidated)(a)	47,129	(47,129)
One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)(a)	166,867	(166,867)
One+One™ S&P 500® and Bitcoin ETF (Consolidated)(a)	166,256	(166,256)
Volatility Premium Plus (Consolidated)(a)	1,321,584	(1,321,584)

(a)	Reclasses due to Controlled Foreign Corporation.
(b)	Reclasses due to Controlled Foreign Corporation and net operating losses.
4. INCOME TAX AND DISTRIBUTION INFORMATION
At February 28, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	2x Bitcoin Strategy ETF	2x Corn ETF	2x Ether ETF	2x Wheat ETF	One+One Nasdaq-100 and Bitcoin ETF	One+One S&P 500 and Bitcoin ETF	Volatility Premium Plus ETF
Tax Cost	$973,747,003	$1,597,266	$159,226,384	$1,292,718	$885,288	$922,776	$15,958,806
Gross unrealized appreciation	—	—	—	—	—	—	—
Gross unrealized depreciation	—	—	—	—	—	—	—
Net unrealized appreciation	—	—	—	—	—	—	—
Undistributed ordinary income	289,763,464	171,623	—	—	756	818	—
Undistributed long-term capital gain	—	—	—	—	—	—	—
Distributable earnings	289,763,464	171,623	—	—	756	818	—
Other accumulated losses	(38,931,972)	—	(90,470)	—	(89,087)	(44,721)	(3)
Total distributable earnings	$250,831,492	$171,623	$(90,470)	$—	$(88,331)	$(43,903)	$(3)

To the extent the Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At February 28, 2025, the following Funds had available for federal tax purposes an unused capital loss carryforward balance of:

	Capital Loss Carryforward
	Short Term	Long Term	Utilized
2x Bitcoin Strategy ETF (Consolidated)	$(38,931,972)	$—	$—
2x Corn ETF (Consolidated)	—	—	—
2x Ether ETF (Consolidated)	—	—	—
2x Wheat ETF (Consolidated)	—	—	—
One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)	(35,640)	(53,447)	—
One+One™ S&P 500® and Bitcoin ETF (Consolidated)	(17,895)	(26,826)	—
Volatility Premium Plus (Consolidated)	(3)	—	—

The capital loss carryforward balances have no expiration date.

35

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended February 28, 2025, the 2x Ether ETF deferred $90,470 in post-October losses.
The Fund’s distributions are generally taxable. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. In addition, the Fund may make distributions that represent a return of capital for tax purposes and will generally not be taxable to the shareholder.
The Funds also expect to gain exposure to select indexes by investing a portion of their respective assets in wholly owned subsidiaries of the Funds. In order to qualify as a regulated investment company for purposes of federal income tax treatment under the Internal Revenue Code of 1986, each Fund will have to reduce its exposure to its Subsidiary on or around the end of each Funds’ fiscal quarter ends.
Distributions made by the Funds will generally be taxable as ordinary income, returns of capital, or capital gains. A sale of Shares may result in capital gain or loss.
Furthermore, both Funds seek to achieve their intended exposure to selected indexes by investing a portion of their net assets in their own respective subsidiary of the Fund, organized under the laws of the Cayman Islands.
The tax character of distributions paid during the periods ended February 28, 2025 and February 29, 2024, are presented in the following table. The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Period Ended February 28, 2025
	Distributions Paid From:
	Ordinary Income	Long Term Capital Gains	Return of Capital
2x Bitcoin Strategy ETF	$286,698,488	$ —	$—
2x Corn ETF(1)	16,130	—	—
2x Ether ETF(2)	—	—	3,696,659
2x Wheat ETF(1)	5,844	—	9,436
One+One Nasdaq-100 and Bitcoin ETF(3)	—	—	—
One+One S&P 500 and Bitcoin ETF(3)	—	—	—
Volatility Premium Plus ETF	1,071,756	—	2,653,044

(1)	Commenced operations December 4, 2024.
(2)	Commenced operations June 3, 2024.
(3)	Commenced operations February 18, 2024.

	Period Ended February 29, 2024
	Distributions Paid From:
	Ordinary Income	Long Term Capital Gains	Return of Capital
2x Bitcoin Strategy ETF (Consolidated)(1)	$—	$ —	$—
Volatility Premium Plus ETF (Consolidated)(2)	221,043	—	—

(1)	Commenced operations June 26, 2023.
(2)	Commenced operations April 17, 2024.
The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are

36

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
those years that are open for examination by the relevant income taxing authority. As of February 28, 2025, open U.S. Federal and state income tax years include the tax year ended February 28, 2025. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
5. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The number of shares in a Creation Unit for each respective Fund is as follows:

Number of shares per creation Unit
2x Bitcoin Strategy ETF	10,000 shares
2x Corn ETF	10,000 shares
2x Ether ETF	10,000 shares
2x Wheat ETF	10,000 shares
One+One Nasdaq-100 and Bitcoin ETF	10,000 shares
One+One S&P 500 and Bitcoin ETF	10,000 shares
Volatility Premium Plus ETF	10,000 shares

Creation Units of the Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.
6. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended February 28, 2025. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps, and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps, and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

	Purchase	Sales	Purchase In-Kind	Sales In-Kind
2x Bitcoin Strategy ETF	$ —	$ —	$ —	$ —
2x Corn ETF	—	—	—	—
2x Ether ETF	—	—	—	—
2x Wheat ETF	—	—	—	—
One+One Nasdaq-100 and Bitcoin ETF	—	—	—	—
One+One S&P 500 and Bitcoin ETF	—	—	—	—
Volatility Premium Plus ETF	—	—	—	—

37

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended February 28, 2025.
7. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management Fee
Volatility Premium Plus ETF (Consolidated) pays the Sponsor a management fee (the “Management Fee”), monthly in arrears, in an amount equal to 1.35% per annum of its average daily net assets. 2x Bitcoin Strategy ETF (Consolidated) pays the Sponsor a Management Fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. 2x Ether ETF (Consolidated) pays the Sponsor a Management Fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. Pursuant to a separate contractual arrangement, the Sponsor has contracted, through June 4, 2025, to waive its fees and/or pay 2x Ether ETF’s expenses so that the Fund’s annual net operating expenses (excluding any interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.94%. 2x Corn ETF (Consolidated) pays the Sponsor a Management Fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. 2x Wheat ETF (Consolidated) pays the Sponsor a Management Fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated) pays the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.75% per annum of its average daily net assets. One+One™ S&P 500® and Bitcoin ETF (Consolidated) pays the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.75% per annum of its average daily net assets. “Average daily net assets” is calculated by dividing the month-end net assets of each Fund by the number of calendar days in such month.
No other Management Fee is paid by the Funds. The Management Fee is paid in consideration of the Sponsor’s trading advisory services and the other services provided to the Fund that the Sponsor pays directly.
Prior to September 16, 2024, pursuant to the Sponsor Agreement between Sponsor and the Trust, on behalf of the Funds, the Sponsor oversaw and paid Penserra Capital Management LLC (“Commodity Sub-Adviser”) for its services as Commodity Sub-Adviser. The Sponsor paid the Commodity Sub-Adviser an annual percentage rate fee based on each Fund’s average daily net assets (total assets of the Fund, minus the sum of its accrued liabilities). The fee rates were 0.13% for -1x Short VIX Mid-Term Futures Strategy ETF, 0.20% for 2x Bitcoin Strategy ETF, and 0.13% for 2x Ether ETF, with an annual minimum of $35,000 charged to the 2x Ether ETF. The Funds did not directly pay the Commodity Sub-Adviser. After September 16, 2024, the Sponsor assumed full responsibility of commodity management services.
Non-Recurring Fees and Expenses
Each Fund pays all its non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non- recurring and unusual fees and expenses are fees and expenses that are unexpected or unusual in nature, such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the Funds.
The Administrator, Transfer Agent, and Custodian
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect subsidiary of U.S. Bancorp, serves as the Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp and parent company of Fund Services, intends to serve as the Fund’s custodian pursuant to a custody agreement.
The Marketing Agent
Foreside Fund Services, LLC (the “Marketing Agent”) serves as the Marketing Agent of the Funds. Its principal duties are: (i) to work with the Transfer Agent to review and approve orders placed by Authorized Participants and transmitted to the Transfer Agent; (ii) maintain copies of confirmations of Creation Unit creation and redemption order acceptances; (iii) maintain telephonic, facsimile and/or access to direct computer communications links with the Transfer Agent; and (iv) review and approve, prior to use, all Trust marketing materials for compliance with applicable SEC and FINRA advertising rules.

38

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
The Marketing Agent retains all marketing materials separately for the Funds, at their offices located at Three Canal Plaza, Suite 100 Portland, Maine 04101.
8. FAIR VALUE MEASUREMENTS
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The disclosure requirements establish a fair value hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs); and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the disclosure requirements hierarchy are as follows:
Level I –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level II –
Inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly or indirectly. Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).

Level III –	Unobservable pricing input at the measurement date for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.
In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety.
Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following tables summarize the valuation of investments on February 28, 2025 using the fair value hierarchy:
2x Bitcoin Strategy ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$973,747,003	$—	$ —	$973,747,003
Total Investments	$973,747,003	$—	$—	$973,747,003
Other Financial Instruments:
Futures Contracts*	$2,190,385	$—	$—	$2,190,385
Total Other Financial Instruments	$2,190,385	$—	$—	$2,190,385
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(5,229,068,013)	$—	$(5,229,068,013)
Futures Contracts*	(638,619,888)	—	—	(638,619,888)
Total Other Financial Instruments	$(638,619,888)	$(5,229,068,013)	$—	$(5,867,687,901)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 28, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.

39

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
2x Corn ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$1,597,266	$—	$—	$1,597,266
Total Investments	$1,597,266	$—	$—	$1,597,266
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(241,530)	$—	$—	$(241,530)
Total Other Financial Instruments	$(241,530)	$—	$—	$(241,530)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 28, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
2x Ether ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$159,226,384	$—	$ —	$159,226,384
Total Investments	$159,226,384	$—	$—	$159,226,384
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(2,170,556,533)	$—	$(2,170,556,533)
Futures Contracts*	(235,935,688)	—	—	(235,935,688)
Total Other Financial Instruments	$(235,935,688)	$(2,170,556,533)	$—	$(2,406,492,221)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 28, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
2x Wheat ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$1,292,718	$—	$ —	$1,292,718
Total Investments	$1,292,718	$—	$—	$1,292,718
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(193,545)	$—	$—	$(193,545)
Total Other Financial Instruments	$(193,545)	$—	$—	$(193,545)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 28, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.

40

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$885,288	$—	$ —	$885,288
Total Investments	$885,288	$—	$—	$885,288
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(151,170)	$—	$—	$(151,170)
Total Other Financial Instruments	$(151,170)	$—	$—	$(151,170)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 28, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
One+One™ S&P 500® and Bitcoin ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$922,776	$—	$ —	$922,776
Total Investments	$922,776	$—	$—	$922,776
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(112,044)	$—	$—	$(112,044)
Total Other Financial Instruments	$(112,044)	$—	$—	$(112,044)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 28, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Volatility Premium Plus ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$15,958,806	$—	$ —	$15,958,806
Total Investments	$15,958,806	$—	$—	$15,958,806
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(629,252)	$—	$—	$(629,252)
Total Other Financial Instruments	$(629,252)	$—	$—	$(629,252)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 28, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

41

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 roll forward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
9. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.
Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2025, certain Funds were invested in futures contracts. On February 28, 2025, the fair values of derivative instruments, by primary risk, were as follows:
Fair Values of Derivative Instruments as of February 28, 2025

		Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Fund	Statement of Assets and Liabilities Location	Unrealized Appreciation	Statement of Assets and Liabilities Location	Unrealized Depreciation
Bitcoin Futures Contracts
	2x Bitcoin Strategy ETF (Consolidated)	Variation Margin on Futures Contracts	$2,190,385	Variation Margin on Futures Contracts	$(638,619,888)
Corn Futures Contracts
	2x Corn ETF (Consolidated)	Variation Margin on Futures Contracts	—	Variation Margin on Futures Contracts	(241,530)
Ether Futures Contracts
	2x Ether ETF (Consolidated)	Variation Margin on Futures Contracts	—	Variation Margin on Futures Contracts	(235,935,688)
Wheat Futures Contracts
	2x Wheat ETF (Consolidated)	Variation Margin on Futures Contracts	—	Variation Margin on Futures Contracts	(193,545)
Nasdaq-100 Futures Contracts and Bitcoin Futures Contracts
	One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)	Variation Margin on Futures Contracts	—	Variation Margin on Futures Contracts	(151,170)

42

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)

		Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Fund	Statement of Assets and Liabilities Location	Unrealized Appreciation	Statement of Assets and Liabilities Location	Unrealized Depreciation
S&P 500 Futures Contracts and Bitcoin Futures Contracts
	One+One™ S&P 500® and Bitcoin ETF (Consolidated)	Variation Margin on Futures Contracts	$ —	Variation Margin on Futures Contracts	$(112,044)
VIX Futures Contracts
	Volatility Premium Plus ETF (Consolidated)	Variation Margin on Futures Contracts	—	Variation Margin on Futures Contracts	(629,252)
	Total Trust		$2,190,385		$(875,883,117)

Transactions in derivative instruments during the period ended February 28, 2025, by primary risk, were as follows:
The Effect of Derivative Instruments on the Statement of Operations
For the Period Ended February 28, 2025

Derivatives Not Accounted for as Hedging Instruments	Location of Gain (Loss) on Statement of Operations	Fund	Realized Gain (Loss) on Derivatives Recognized in Income February 28, 2025	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income February 28, 2025
Bitcoin Futures Contracts	Net realized gain (loss)/changes in unrealized appreciation (depreciation)	2x Bitcoin Strategy ETF (Consolidated)	$1,008,261,004	$(701,170,478)
Bitcoin Options Contracts	Net realized gain (loss)/changes in unrealized appreciation (depreciation)	2x Bitcoin Strategy ETF (Consolidated)	(357,168)	—
Corn Futures Contracts	Net realized gain (loss)/changes in unrealized appreciation (depreciation)	2x Corn ETF (Consolidated)	420,932	(241,530)
Ether Futures Contracts	Net realized gain (loss)/changes in unrealized appreciation (depreciation)	2x Ether ETF (Consolidated)	(661,983,860)	(235,935,688)
Wheat Futures Contracts	Net realized gain (loss)/changes in unrealized appreciation (depreciation)	2x Wheat ETF (Consolidated)	145,395	(193,545)
Nasdaq-100 Futures Contracts and Bitcoin Futures Contracts	Net realized gain (loss)/changes in unrealized appreciation (depreciation)	One+One™ Nasdaq-100® and Bitcoin ETF (Consolidated)	(104,709)	(151,170)
S&P 500 Futures Contracts and Bitcoin Futures Contracts	Net realized gain (loss)/changes in unrealized appreciation (depreciation)	One+One™ S&P 500® and Bitcoin ETF (Consolidated)	(98,922)	(112,044)

43

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)

Derivatives Not Accounted for as Hedging Instruments	Location of Gain (Loss) on Statement of Operations	Fund	Realized Gain (Loss) on Derivatives Recognized in Income February 28, 2025	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income February 28, 2025
VIX Futures Contracts	Net realized gain (loss)/changes in unrealized appreciation (depreciation)	Volatility Premium Plus ETF (Consolidated)	$(618,835)	$(752,145)
		Total Trust	$345,663,837	$(938,556,600)

For the period ended February 28, 2025, the volume of the derivatives held by the Funds was as follows:

Funds	Monthly Average Gross Notional Amounts
	Short Future Contracts	Long Future Contracts
2x Bitcoin Strategy ETF	$—	$3,872,535,698
2x Corn ETF	—	3,510,783
2x Ether ETF	—	824,507,631
2x Wheat ETF	—	3,018,721
One+One Nasdaq-100 and Bitcoin ETF	—	2,759,996
One+One S&P 500 and Bitcoin ETF	—	2,798,466
Volatility Premium Plus ETF	$(12,697,340)	—

The Funds utilize this volume of derivatives in order to meet the investment objectives of each respective Fund.
10. PRINCIPAL RISKS
Correlation and Compounding Risk
The Funds do not seek to achieve their stated investment objective over a period of time greater than a single day (as measured from NAV calculation time to NAV calculation time). The return of a Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount and possibly even direction from the inverse (-1x) or two times (2x) the return of the Fund’s benchmark for the period. A Fund will lose money if its benchmark performance is flat over time, and it is possible for a Fund to lose money over time even if the performance of its benchmark increases in the case of ZVOL (or decreases in the case of BITX, ETHU, CORX, WHTX, OOQB, and OOSB), as a result of daily rebalancing, the benchmark’s volatility, compounding, and other factors. Compounding is the cumulative effect of applying investment gains and losses and income to the principal amount invested over time. Gains or losses experienced over a given period will increase or reduce the principal amount invested from which the subsequent period’s returns are calculated. The effects of compounding will likely cause the performance of a Fund to differ from the Fund’s stated multiple times the return of its benchmark for the same period. The effect of compounding becomes more pronounced as benchmark volatility and holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in a Fund is held and the volatility of the benchmark during the holding period of an investment in the Fund. Longer holding periods, higher benchmark volatility, inverse exposure, and greater leverage each affect the impact of compounding on a Fund’s returns. Daily compounding of a Fund’s investment returns can dramatically and adversely affect its longer-term performance during periods of high volatility. Volatility may be at least as important to a Fund’s return for a period as the return of the Fund’s underlying benchmark.
BITX, ETHU, CORX, WHTX, OOQB, and OOSB use leverage and should produce daily returns that are more volatile than that of its benchmark. The daily return of ZVOL is designed to return the inverse (-1x) of the return that would be expected of a fund with an objective of matching the same benchmark. The Funds are not appropriate for all investors and present significant risks not applicable to other types of funds. The Funds use leverage or an inverse

44

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
strategy and are riskier than similarly benchmarked exchange-traded funds that do not use leverage. An investor should only consider an investment in a Fund if he or she understands the consequences of seeking daily leveraged or daily inverse investment results. Shareholders who invest in the Funds should actively manage and monitor their investments, as frequently as daily.
While the Funds seek to meet their investment objectives, there is no guarantee they will do so. Factors that may affect a Fund’s ability to meet its investment objective include: (1) the Sponsor’s ability to purchase and sell Financial Instruments in a manner that correlates to a Fund’s objective; (2) an imperfect correlation between the performance of Financial Instruments held by a Fund and the performance of the applicable benchmark; (3) bid-ask spreads on such Financial Instruments; (4) fees, expenses, transaction costs, financing costs associated with the use of Financial Instruments and commission costs; (5) holding or trading instruments in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent and/or valuation methodology; (7) changes to a benchmark Index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) accounting standards; and (11) differences caused by a Fund obtaining exposure to only a representative sample of the components of a benchmark, over weighting or under weighting certain components of a benchmark or obtaining exposure to assets that are not included in a benchmark.
A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. In order to achieve a high degree of correlation with their underlying benchmarks, the Funds seek to rebalance their portfolios daily to keep exposure consistent with their investment objectives. Being materially under- or over-exposed to the benchmark may prevent such Funds from achieving a high degree of correlation with such benchmark. Market disruptions or closure, large amounts of assets into or out of the Funds, regulatory restrictions, extreme market volatility, and other factors will adversely affect such Funds’ ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the benchmarks’ movements during each day. Other things being equal, more significant movement in the value of its benchmark up or down will require more significant adjustments to a Fund’s portfolio. Because of this, it is unlikely that the Funds will be perfectly exposed (i.e., -1x, 2x, as applicable) to its benchmark at the end of each day, and the likelihood of being materially under- or over-exposed is higher on days when the benchmark levels are volatile near the close of the trading day.
Each Fund seeks to rebalance its portfolio on a daily basis. The time and manner in which a Fund rebalances its portfolio may vary from day to day depending upon market conditions and other circumstances at the discretion of the Sponsor. Unlike other funds that do not rebalance their portfolios as frequently, each Fund may be subject to increased trading costs associated with daily portfolio rebalancing to maintain appropriate exposure to the underlying benchmarks.
Counterparty Risk
Each Fund may use derivatives such as swap agreements and forward contracts (collectively referred to herein as “derivatives”) in the manner described herein to achieve their respective investment objectives. The use of derivatives by a Fund exposes the Fund to counterparty risks.
Regulatory Treatment
Derivatives are generally traded in OTC markets and have only recently become subject to comprehensive regulation in the United States. Cash- settled forwards are generally regulated as “swaps,” whereas physically settled forwards are generally not subject to regulation (in the case of commodities other than currencies) or subject to the federal securities laws (in the case of securities). Title VII of the Dodd-Frank Act (“Title VII”) created a regulatory regime for derivatives, with the CFTC responsible for the regulation of swaps and the SEC responsible for the regulation of “security-based swaps.” The SEC requirements have largely yet to be made effective, but the CFTC requirements are largely in place. The CFTC requirements have included rules for some of the types of transactions in which the Funds will engage, including mandatory clearing and exchange trading, reporting, and margin for OTC swaps. Title VII also created new categories of regulated market participants, such as “swap dealers,” “security- based

45

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
swap dealers,” “major swap participants,” and “major security-based swap participants” who are, or will be, subject to significant new capital, registration, recordkeeping, reporting, disclosure, business conduct and other regulatory requirements. The regulatory requirements under Title VII continue to be developed and there may be further modifications that could materially and adversely impact the Funds, the markets in which a Fund trades and the counterparties with which the Fund engages in transactions.
As noted, the CFTC rules may not apply to all the swap agreements and forward contracts entered by the Funds. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act (the “CEA”) in connection with each Fund’s swap agreements or forward contracts. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants.
Counterparty Credit Risk
The Funds will be subject to the credit risk of the counterparties to the derivatives. In the case of cleared derivatives, the Funds will have credit risk to the clearing corporation in a similar manner as the Funds would for futures contracts. In the case of OTC derivatives, the Funds will be subject to the credit risk of the counterparty to the transaction — typically a single bank or financial institution. As a result, a Fund is subject to increased credit risk with respect to the amount it expects to receive from counterparties to OTC derivatives entered as part of that Fund’s principal investment strategy. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund could suffer significant losses on these contracts and the value of an investor’s investment in a Fund may decline.
The Funds have sought to mitigate these risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, subject to certain minimum thresholds. However, there are no limitations on the percentage of assets each Fund may invest in swap agreements or forward contracts with a particular counterparty. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts because of bankruptcy proceedings. The Funds typically enter into transactions only with major global financial institutions.
OTC derivatives of the type that may be utilized by the Funds are generally less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. These agreements contain various conditions, events of default, termination events, covenants, and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed to the party under the agreement. For example, if the level of the Fund’s benchmark has a dramatic intraday move that would cause a material decline in the Fund’s NAV, the terms of the swap may permit the counterparty to immediately close out the transaction with the Fund. In that event, it may not be possible for the Fund to enter into another swap or to invest in other Financial Instruments necessary to achieve the desired exposure consistent with the Fund’s objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the level of the Fund’s benchmark reverses all or part of its intraday move by the end of the day.
In addition, cleared derivatives benefit from daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. To the extent the Fund enters into cleared swap transactions, the Fund will deposit collateral with a FCM in cleared swaps customer accounts, which are required by CFTC regulations to be separate from its proprietary collateral posted for cleared swaps transactions. Cleared swap customer collateral is subject to regulations that closely parallel the regulations governing customer segregated funds for futures transactions but provide certain additional protections to cleared swaps collateral in the event of a clearing broker or clearing broker customer default. For example, in the event of a default of both the clearing broker and a customer of the clearing broker, a clearing house is only permitted to access the cleared swaps collateral in the legally separate (but operationally comingled) account of the defaulting cleared swap customer of the clearing broker, as opposed to the treatment of customer segregated funds, under which the clearing house may access all of the commingled customer segregated funds of a defaulting clearing broker. Derivatives entered into directly between two counterparties do not necessarily benefit from such protections, particularly if entered into with an entity that is not

46

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
registered as a “swap dealer” with the CFTC. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss.
The Sponsor regularly reviews the performance of its counterparties for, among other things, creditworthiness, and execution quality. In addition, the Sponsor periodically considers the addition of new counterparties and the counterparties used by a Fund may change at any time. Each day, the Funds disclose their portfolio holdings as of the prior Business Day. Each Fund’s portfolio holdings identifies its counterparties, as applicable. This portfolio holdings information may be accessed through the web on the Sponsor’s website at www.volatilityshares.com.
Each counterparty and/or any of its affiliates may be an Authorized Participant or shareholder of a Fund, subject to applicable law.
The counterparty risk for cleared derivatives transactions is generally lower than for OTC derivatives. Once a transaction is cleared, the clearing organization is substituted and is a Fund’s counterparty on the derivative. The clearing organization guarantees the performance of the other side of the derivative. Nevertheless, some risk remains, as there is no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund.
Leverage Risk
The Funds may utilize leverage in seeking to achieve their respective investment objectives and will lose more money in market environments adverse to their respective daily investment objectives than funds that do not employ leverage. The use of leveraged and/or inverse leveraged positions increases the risk of total loss of an investor’s investment, even over periods as short as a single day.
For example, because BITX includes a two times (2x) multiplier, a single-day movement in the relevant benchmark approaching 50% at any point in the day could result in the total loss or almost total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund in which an investor has invested, even if such Fund’s benchmark subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with downward single-day or intraday movements in the underlying benchmark of a Fund or upward single-day or intraday movements in the benchmark of a Fund, even if the underlying benchmark maintains a level greater than zero at all times.
Liquidity Risk
Financial Instruments cannot always be liquidated at the desired price. It is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A market disruption can also make it difficult to liquidate a position, find a swap, or forward contract counterparty at a reasonable cost. Market illiquidity may cause losses for the Funds. The large size of the positions which the Funds may acquire increases the risk of illiquidity by both making their positions more difficult to liquidate and increasing the losses incurred while trying to do so. Any type of disruption or illiquidity will potentially be exacerbated because the Funds will typically invest in Financial Instruments related to one benchmark, which in many cases is highly concentrated.
“Contango” and “Backwardation” Risk
The Funds typically hold futures contracts. As the futures contracts near expiration, they are generally replaced by contracts that have a later expiration. Thus, for example, a contract purchased and held in November 2019 may specify a January 2020 expiration. As that contract nears expiration, it may be replaced by selling the January 2020 contract and purchasing the contract expiring in March 2020. This process is referred to as “rolling.” Rolling may have a positive or negative impact on performance. For example, historically, the prices of certain types of futures contracts have frequently been higher for contracts with shorter-term expirations than for contracts with longer-term expirations, which is referred to as “backwardation.” In these circumstances, absent other factors, the sale of the January 2020 contract would take place at a price that is higher than the price at which the March 2020 contract is purchased, thereby creating a gain in connection with rolling. While certain types of futures contracts have historically exhibited consistent periods of backwardation, backwardation will likely not always exist in these markets.

47

VOLATILITY SHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025(Continued)
Since the introduction of VIX futures contracts, there have frequently been periods where VIX futures prices reflect higher expected volatility levels further out in time. This can result in a loss from “rolling” the VIX futures to maintain the constant weighted average maturity of the applicable Fund benchmark. Losses from exchanging a lower priced VIX future for a higher priced longer-term future in the rolling process could adversely affect the value of a Fund and, accordingly, decrease the return of a Fund.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local, and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to your investment.
Risk that Current Assumptions and Expectations Could Become Outdated as a Result of Global Economic Shocks
The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Funds to become outdated quickly or inaccurate, resulting in significant losses.
11. SUBSEQUENT EVENTS
Management has evaluated the possibility of subsequent events existing in the Trust’s and the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Trust’s or the Funds’ financial statements through this date, except as noted above.

48

VOLATILITY SHARES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Volatility Shares ETFs and
the Board of Trustees of
Volatility Shares Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities of 2X Bitcoin Strategy ETF, 2X Corn ETF, 2X Ether ETF, 2X Wheat ETF, One + One NASDAQ-100 and Bitcoin ETF, One + One S&P 500 and Bitcoin ETF and Volatility Premium Plus ETF (formerly known as -1X Short VIX Mid-Term Futures Strategy ETF), each a series of Volatility Shares Trust (the “Trust”), including the consolidated schedules of investments, as of February 28, 2025, the related consolidated statements of operations, the consolidated statements of changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Funds as of February 28, 2025, the consolidated results of their operations, the consolidated changes in their net assets and their consolidated financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds	Consolidated statements of operations	Consolidated statements of changes in net assets	Consolidated financial highlights
2X Bitcoin Strategy ETF	For the year ended February 28, 2025	For the year ended February 28, 2025 and for the period June 26, 2023 (commencement of operations) through February 29, 2024	For the year ended February 28, 2025 and for the period June 26, 2023 (commencement of operations) through February 29, 2024
2X Corn ETF and 2X Wheat ETF	For the period December 4, 2024 (commencement of operations) through February 28, 2025	For the period December 4, 2024 (commencement of operations) through February 28, 2025	For the period December 4, 2024 (commencement of operations) through February 28, 2025
2X Ether ETF	For the period June 3, 2024 (commencement of operations) through February 28, 2025	For the period June 3, 2024 (commencement of operations) through February 28, 2025	For the period June 3, 2024 (commencement of operations) through February 28, 2025
One + One NASDAQ-100 and Bitcoin ETF and One + One S&P 500 and Bitcoin ETF	For the period February 18, 2025 (commencement of operations) through February 28, 2025	For the period February 18, 2025 (commencement of operations) through February 28, 2025	For the period February 18, 2025 (commencement of operations) through February 28, 2025
Volatility Premium Plus ETF	For the year ended February 28, 2025	For the year ended February 28, 2025 and for the period April 17, 2023 (commencement of operations) through February 29, 2024	For the year ended February 28, 2025 and for the period April 17, 2023 (commencement of operations) through February 29, 2024

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VOLATILITY SHARES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2024.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
April 29, 2025

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VOLATILITY SHARES TRUST
TAX INFORMATION
February 28, 2025 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended February 28, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 24.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Volatility Premium Plus ETF	0.00%
2x Bitcoin Strategy ETF	0.00%
2x Corn ETF	0.00%
2x Ether ETF	0.00%
2x Wheat ETF	0.00%
One+One Nasdaq-100 and Bitcoin ETF	0.00%
One+One S&P 500 and Bitcoin ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2025 was as follows:

Volatility Premium Plus ETF	0.00%
2x Bitcoin Strategy ETF	0.00%
2x Corn ETF	0.00%
2x Ether ETF	0.00%
2x Wheat ETF	0.00%
One+One Nasdaq-100 and Bitcoin ETF	0.00%
One+One S&P 500 and Bitcoin ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

Volatility Premium Plus ETF	0.00%
2x Bitcoin Strategy ETF	0.00%
2x Corn ETF	0.00%
2x Ether ETF	0.00%
2x Wheat ETF	0.00%
One+One Nasdaq-100 and Bitcoin ETF	0.00%
One+One S&P 500 and Bitcoin ETF	0.00%

51

VOLATILITY SHARES TRUST
TRUSTEES AND OFFICERS
February 28, 2025 (Unaudited)
The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling (866) 261-0273.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations during Past 5 Years	Number of Portfolios in the Volatility Shares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee during the Past 5 Years
Independent Trustees
Stephen Yu 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1985	Trustee; Chairman of the Board	• Indefinite Term • Since Inception	Vice President, Discover Financial Services (2024 – Present); Director/Senior Director, Discover Financial Services (2018 – 2024)	7	None
Anthony Ward 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1975	Trustee	• Indefinite Term • Since Inception	Managing Director — Head of Counterparty Credit Risk IB, Credit Suisse (2021 – Present); Managing Director — Dublin Branch Chief Risk Officer, Credit Suisse (2019 – 2021); Director — Global Markets Equities CRO/US Equities CRO, Credit Suisse (2015 – 2019).	7	None
Anthony Homsey 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1986	Trustee	• Indefinite Term • Since Inception	Vice President — Insurance Partnerships, QuinStreet (2022 – Present); Senior Director — Strategic Partnerships, QuinStreet (2021 – 2022); Assistant Vice President — Digital Media, MAPFRE Insurance (2018 – 2021; Digital Media Director, Travelers Insurance (2016 – 2018).	7	None

52

VOLATILITY SHARES TRUST
TRUSTEES AND OFFICERS
February 28, 2025 (Unaudited)(Continued)

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations during Past 5 Years	Number of Portfolios in the Volatility Shares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee during the Past 5 Years
Interested Trustee[1] and Officers of the Trust
Justin Young 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1986	Interested Trustee, President, and Chief Executive Officer (Principal Executive Officer)	• Indefinite Term • Since Inception	President of Volatility Shares LLC (2018 – Present); Managing Partner of Invest in Vol LLC (2017 – 2023)	7	None
Chang Kim 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1984	Chief Compliance Officer, Treasurer (Principal Financial Officer and Principal Accounting Officer) and AML Compliance Officer	• Indefinite Term • Since Inception
Chief Operating Officer of Volatility Shares LLC (2022 – Present); Chief Operating Officer of Invest in Vol LLC (2022 – 2023); CEO of The Library Shop, Inc. (2021 – 2021); Portfolio Manager and COO at Global X Management Company LLC (2009 – 2020)
				N/A	None
Stuart Barton 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1973	Vice President and Secretary	• Indefinite Term • Since Inception	Chief Investment Officer of Volatility Shares LLC (2018 – Present); Managing Partner of Invest in Vol LLC (2017 – 2023)	N/A	None

53

VOLATILITY SHARES TRUST ETF
2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408
www.volatilityshares.com
INVESTMENT ADVISERS
Volatility Shares LLC
2000 PGA Blvd, Suite 4440,
Palm Beach Gardens,
Florida 33408.
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100,
Portland, ME 04101
www.foreside.com
The Trust’s Proxy Voting Policies are available
without charge by calling 1-(866) 261-0273, or by
accessing the SEC’s website, at www.sec.gov.
The actual voting records relating to portfolio
securities during the most recent period ended
June 30 is available without charge by calling
1-(866) 261-0273 or by accessing the SEC’s website
at www.sec.gov.
The Trust files complete schedule of portfolio
holdings with the SEC for its first and third fiscal
quarters on Part F of Form N-PORT. The Funds’ Part F
of Form N-PORT is available on the SEC’s website at
www.sec.gov.
This report has been prepared for shareholders and
may be distributed to others only if preceded or
accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

VOLATILITY SHARES TRUST

One+One™ Bitcoin and Ether ETF

One+One™ Nasdaq-100® and Bitcoin ETF

One+One™ Nasdaq-100® and Ether ETF

One+One™ S&P 500 and Bitcoin ETF

One+One™ S&P 500 and Ether ETF

One+One™ S&P 500 and Nasdaq-100® ETF

One+One™ S&P 500 and Volatility Premium ETF

Statement Regarding Basis for Approval of Investment Management Agreement

At a meeting held on December 2, 2024 (the “Meeting”), the Board of Trustees (the “Board,” with the members of the Board referred to individually as the “Trustees”) of Volatility Shares Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), unanimously approved an investment management agreement (the “Management Agreement”) between the Trust, on behalf of (i) One+One™ Bitcoin and Ether ETF; (ii) One+One™ Nasdaq-100® and Bitcoin ETF; (iii) One+One™ Nasdaq-100® and Ether ETF; (iv) One+One™ S&P 500 and Bitcoin ETF; (v) One+One™ S&P 500 and Ether ETF; (vi) One+One™ S&P 500 and Nasdaq-100® ETF (the “One+One™ Dual Index ETF”); and (vii) One+One™ S&P 500 and Volatility Premium ETF (each, a “Fund” and together, the “Funds”), and Volatility Shares LLC (the “Adviser” or “Volatility Shares”). Additionally, because each Fund, with the exception of the One+One™ Dual Index ETF, is expected to invest in futures contracts indirectly through a wholly-owned subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”), the Board, including the Independent Trustees, also approved an investment management agreement between the Subsidiaries and the Adviser, pursuant to which the Adviser would render investment advisory and management services to the Subsidiaries (the “Subsidiary Agreement” and together with the Management Agreement, the “Agreements”).

The Board determined that the approval of the Agreements is in the best interests of each Fund in light of the nature, extent and quality of the services to be provided and such other factors and information as the Board considered to be relevant in the exercise of its reasonable business judgment, as summarized below.

In considering the approval of the Agreements at the Meeting, the Board took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving investment advisory agreements; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers established by Section 36(b) of the 1940 Act with respect to investment advisory agreements and their receipt of compensation under such agreements; the standards used by courts in determining whether fees charged to mutual funds by their investment advisers are “excessive” in violation of Section 36(b); and the factors to be considered by the Board in voting on such agreements. In advance of the Meeting, the Board received information and materials from the Adviser in connection with the proposed approval of the Agreements, including, among other things, a description of the services to be provided by the Adviser to each Fund and the Subsidiaries and information regarding the relevant personnel responsible for such services and their experience; comparative information regarding each Fund’s proposed unitary advisory fee; information regarding the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which any potential scale benefits may be shared with shareholders; the Adviser’s estimated profitability from its relationship with the Funds; information regarding the Adviser’s compliance program resources and compliance policies and procedures, business continuity plans and cybersecurity; and information regarding any “fall-out” benefits—i.e., ancillary benefits that may be derived by the Adviser from its relationship with the Funds.

At the Meeting, the Board met with representatives of the Adviser to review and discuss the materials provided in advance of the Meeting and address questions relating thereto. The Independent Trustees also met independently of management to review and discuss the materials. The Independent Trustees weighed and considered the information provided in light of their experience in governing the Trust since its inception and applied their business judgment to determine whether the Agreements are reasonable business arrangements from each Fund’s perspective.

Nature, Extent and Quality of Services to be Provided. In evaluating whether to approve the Agreements, the Board considered the nature, extent and quality of the services to be provided by the Adviser. The Board noted that the Adviser will provide investment advisory services to each of the Funds, in addition to managing and coordinating all other services with various third-party service providers, including those engaged for fund administration, custody, transfer agency services, distribution and fund accounting, and considered the background and experience of the persons to be responsible for such services and/or oversight. Additionally, the Board considered that under the Agreements the Adviser will manage the investment operations of the Funds and the Subsidiaries and manage the composition of the Funds’ assets in compliance with investment policies and restrictions set forth in the prospectus and statement of additional information. Because the Funds had not yet commenced investment operations, the Board could not consider the historical investment performance of the Funds. However, the Board took into account the Adviser’s experience to-date in managing the other existing series of the Trust. Also relevant to the Board’s assessment of the nature, extent and quality of services to be provided was its review of information regarding the Adviser’s trade execution practices and capabilities as well as the Board’s prior assessments of information regarding the firm’s overall financial condition and ability to carry out its contractual obligations. In this respect, the Board considered that at its September 20, 2024 meeting, in connection with the Board’s annual consideration of the renewal of investment advisory agreements for existing series of the Trust, representatives of the Adviser presented and reviewed the firm’s financial statements and responded to questions regarding anticipated resource allocation, organizational enhancements and access to additional funding, if needed. Additionally, at the Meeting, the Adviser discussed recent and planned organizational and personnel developments relevant to the Adviser’s capabilities and resources. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund and each Subsidiary by the Adviser under the Agreements are expected to be satisfactory.

Fees and Expenses. The Board reviewed each Fund’s proposed contractual investment advisory fee and total expense ratio, taking into account the unitary fee structure to be implemented for each Fund. In this connection, the Adviser would be responsible for paying all expenses of each Fund, excluding the management fee payments under the Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Consistent with the unitary fee structure, the Adviser would be responsible for paying for the services provided to the Funds by other principal service providers, including the administrator, fund accountant, and transfer and dividend agent. The Board reviewed the proposed unitary management fee rate for each Fund and, in connection with such review, the Adviser’s representatives addressed questions regarding certain differences in proposed fee levels and estimated breakeven levels for Fund assets, including the rationale therefor. The Board noted that the Adviser would receive no compensation under the Subsidiary Agreement and would pay the expenses of each Subsidiary.

The Board received and reviewed information from the Adviser comparing each Fund’s unitary fee with the advisory fees and expense ratios of ETFs offered by peer fund sponsors that were similar in certain respects to the Funds, primarily with respect to the sophistication of the ETFs’ investment programs and the use of futures contracts. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. In assessing the comparative fee data, the Board considered the Adviser’s statements with respect to certain limitations in comparing each Fund to the ETFs identified by the Adviser, including that none of the Funds had peers that pursued substantially similar investment objectives with analogous investment exposures to what the Funds intended to employ. In this connection, the Board considered the Adviser’s discussion of the unique nature of each of the Funds, which are intended to offer “return stacking” by layering one investment exposure on top of another, for sake of capital efficiency. The Adviser discussed the availability of certain return stacked ETFs offered by peer ETF sponsors, including in the comparative fee data presented to the Board, although none had investment exposures identical to the Funds.

The Board also considered information provided by the Adviser comparing each Fund’s proposed unitary fee to the fees charged to the Adviser’s other clients, noting the Adviser’s discussion of its pricing philosophy in this regard. Additionally, the Board considered each Fund’s unitary fee rate in light of each Fund’s unique nature and use by investors for specialized investment objectives and exposures, as noted above. Relatedly, the Board noted the Adviser’s explanation for each Fund’s market opportunity, product rationale and potential benefits to shareholders.

The Board concluded that, based on the totality of information provided, the proposed unitary fee to be paid by each Fund is fair and reasonable in light of the nature, extent and quality of services to be provided by the Adviser.

Profitability. The Board considered the types of costs to be borne by the Adviser in connection with its services to be performed for each Fund under the Management Agreement. The Board also considered the Adviser’s estimate of the profits it would generate from managing each Fund at projected asset levels. With respect to such estimates, the Board took into account that there is no recognized standard or uniform methodology for determining profitability for this purpose and noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as Volatility Shares. Based upon the information provided, the Board concluded that any profits estimated to be realized by the Adviser in connection with the management of the Funds were not unreasonable in relation to the nature, extent and quality of the services to be provided.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds would benefit from any such economies of scale. In this regard, the Board noted that each Fund’s unitary fee is not structured to pass on to shareholders the benefits of any economies of scale as a Fund’s assets grow. The Board further noted that while any reduction in fixed costs associated with the management of a Fund would be enjoyed by the Adviser, the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the anticipated asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Other Benefits to the Adviser. The Board considered whether there are any incidental benefits to be received by the Adviser as a result of the Adviser’s relationship with the Funds, noting that the Adviser identified no additional benefits it anticipates receiving from its relationship with the Funds, aside from potential enhanced market visibility. The Board considered that the Adviser is not expected to use brokerage of the Funds to obtain third party research and that the Adviser would receive no fees from the Funds other than the unitary advisory fees.

Conclusion. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

VOLATILITY SHARES TRUST

2x Corn ETF

2x Wheat ETF

Statement Regarding Basis for Approval of Investment Management Agreement

At a meeting held on September 20, 2024 (the “Meeting”), the Board of Trustees (the “Board,” with the members of the Board referred to individually as the “Trustees”) of Volatility Shares Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), unanimously approved an investment management agreement (the “Management Agreement”) between the Trust, on behalf of (i) 2x Corn ETF and (ii) 2x Wheat ETF, each a newly established series of the Trust (each, a “Fund” and together, the “Funds”), and Volatility Shares LLC (the “Adviser” or “Volatility Shares”). Additionally, because each Fund will invest in futures contracts indirectly through a wholly-owned subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”), the Board, including the Independent Trustees also approved an investment management agreement between the Subsidiaries and the Adviser, pursuant to which the Adviser would render investment advisory and management services to the Subsidiaries (the “Subsidiary Agreement” and together with the Management Agreement, the “Agreements”).

The Board determined that the approval of the Agreements is in the best interests of each Fund in light of the nature, extent and quality of the services to be provided and such other factors and information as the Board considered to be relevant in the exercise of its reasonable business judgment, as summarized below.

In considering the approval of the Agreements at the Meeting, the Board took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving investment advisory agreements; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers established by Section 36(b) of the 1940 Act with respect to investment advisory agreements and their receipt of compensation under such agreements; the standards used by courts in determining whether fees charged to mutual funds by their investment advisers are “excessive” in violation of Section 36(b); and the factors to be considered by the Board in voting on such agreements. In advance of the Meeting, the Board received information and materials from the Adviser in connection with the proposed approval of the Agreements, including, among other things, a description of the services to be provided by the Adviser to each Fund and the Subsidiaries and information regarding the relevant personnel responsible for such services and their experience; comparative information regarding each Fund’s proposed unitary advisory fee; information regarding the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which any potential scale benefits may be shared with shareholders; the Adviser’s estimated profitability from its relationship with the Funds; information regarding the Adviser’s compliance program resources and compliance policies and procedures, business continuity plans and cybersecurity; and information regarding any “fall-out” benefits—i.e., ancillary benefits that may be derived by the Adviser from its relationship with the Funds.

At the Meeting, the Board met with representatives of the Adviser to review and discuss the materials provided in advance of the Meeting, in addition to supplemental materials and information made available at the Meeting. The Independent Trustees also met independently of management to review and discuss the materials received from the Adviser and Trust counsel. The Independent Trustees weighed and considered the information provided in light of their experience in governing the Trust since its inception and applied their business judgment to determine whether the Agreements are reasonable business arrangements from each Fund’s perspective.

Nature, Extent and Quality of Services to be Provided. In evaluating whether to approve the Agreements, the Board considered the nature, extent and quality of the services to be provided by the Adviser. The Board noted that the Adviser will provide investment advisory services to each of the Funds, in addition to managing and coordinating all other services with various third-party service providers, including those engaged for fund administration, custody, transfer agency services, distribution and fund accounting, and considered the background and experience of the persons to be responsible for such services and/or oversight. Additionally, the Board considered that under the Agreements the Adviser will manage the investment operations of the Funds and the Subsidiaries and manage the composition of the Funds’ assets in compliance with investment policies and restrictions set forth in the prospectus and statement of additional information. Because the Funds had not yet commenced investment operations, the Board could not consider the historical investment performance of the Funds. However, the Board took into account the Adviser’s experience to-date in managing the other existing series of the Trust. Also relevant to the Board’s assessment of the nature, extent and quality of services to be provided was its review of information regarding the Adviser’s trade execution practices and capabilities as well as the firm’s overall financial condition and ability to carry out its obligations to the Funds. In this respect, the Board considered that, at the Meeting, representatives of the Adviser presented and reviewed the firm’s financial statements and responded to questions regarding anticipated resource allocation to each Fund’s management, organizational enhancements and access to additional funding, if needed. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund and each Subsidiary by the Adviser under the Agreements are expected to be satisfactory.

Fees and Expenses. The Board reviewed each Fund’s proposed contractual investment advisory fee and total expense ratio, taking into account the unitary fee structure to be implemented for each Fund. In this connection, the Adviser would be responsible for paying all expenses of each Fund, excluding the management fee payments under the Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Consistent with the unitary fee structure, the Adviser would be responsible for paying for the services provided to the Funds by other principal service providers, including the administrator, fund accountant, and transfer and dividend agent. As to the proposed unitary management fee rate, the Board noted that each Fund would pay the Adviser a fee in an amount equal to 1.85% per annum of its average daily net assets. The Board noted that the Adviser would receive no compensation under the Subsidiary Agreement and would pay the expenses of each Subsidiary.

The Board received and reviewed information from the Adviser comparing each Fund’s unitary fee with the advisory fees and expense ratios of a peer group of funds. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board observed that the proposed unitary fee rate for each Fund was above the median total net expense ratio of the peer funds. In assessing the comparative fee data, the Board considered the Adviser’s statements with respect to certain limitations in comparing each Fund to the funds in its peer group, including that each of the peer group constituents—with the exception of the Funds—is not organized as an investment company (or series thereof) registered under the 1940 Act and instead, only the securities offered by each peer are registered under the Securities Act of 1933, as amended (the “Securities Act”). In this connection, the Board considered the Adviser’s discussion of the additional compliance and operational burdens imposed on 1940 Act-registered funds as compared to products registered only under the Securities Act, as well as the benefits to shareholders from 1940 Act registration. The Board also considered information provided by the Adviser comparing each Fund’s proposed unitary fee to the fees charged to the Adviser’s other clients. The Board also considered each Fund’s unitary fee rate in light of each Fund’s unique nature and use by investors, principally active traders, for specialized investment objectives. Relatedly, the Board noted the Adviser’s explanation for each Fund’s market opportunity, product rationale and potential benefits to shareholders.

The Board concluded that, based on the totality of information provided, the proposed unitary fee to be paid by each Fund is fair and reasonable in light of the nature, extent and quality of services to be provided by the Adviser.

Profitability. The Board considered the types of costs to be borne by the Adviser in connection with its services to be performed for each Fund under the Management Agreement. The Board also considered the Adviser’s estimate of the profits it would generate from managing each Fund at various asset levels. With respect to such estimates, the Board took into account that there is no recognized standard or uniform methodology for determining profitability for this purpose and noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as Volatility Shares. Based upon the information provided, the Board concluded that any profits estimated to be realized by the Adviser in connection with the management of the Funds were not unreasonable in relation to the nature, extent and quality of the services to be provided.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds would benefit from any such economies of scale. In this regard, the Board noted that each Fund’s unitary fee is not structured to pass on to shareholders the benefits of any economies of scale as a Fund’s assets grow. The Board further noted that while any reduction in fixed costs associated with the management of a Fund would be enjoyed by the Adviser, the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the anticipated asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.

Other Benefits to the Adviser. The Board considered whether there are any incidental benefits to be received by the Adviser as a result of the Adviser’s relationship with the Funds, noting that the Adviser identified no additional benefits it anticipates receiving from its relationship with the Funds, aside from potential enhanced market visibility. The Board considered that the Adviser is not expected to use brokerage of the Funds to obtain third party research and that the Adviser would receive no fees from the Funds other than the unitary advisory fees.

Conclusion. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Volatility Shares Trust

By (Signature and Title)	/s/ Justin Young
Justin Young, President and Chief Executive Officer (Principal Executive Officer)

Date	August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Justin Young
Justin Young, President and Chief Executive Officer (Principal Executive Officer)

Date	August 29, 2025

By (Signature and Title)	/s/ Chang Kim
Chang Kim, Treasurer (Principal Financial Officer)

Date	August 29, 2025